Business combinations, 2023 (Details) - Asset Acquisition 2023 [Member] $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Fair Value, Assets and Liabilities Acquisition [Abstract]
Property, plant and equipment under IAS 16	$ 58
Intangible assets under IAS 38	5,645
Inventories	3,153
Other current and non-current liabilities	(6,653)
Total net assets acquired at fair value	2,203
Asset acquisition - purchase price	(2,203)
Net result of business combinations	0
Revenue contributed by the acquisitions	0
Amount of profit after tax	200
Additional amount of profit after tax	$ 1,400